Share Capital - Shares issued (Details) - GBP (£)	Dec. 31, 2021	Oct. 28, 2021	Aug. 26, 2021	Aug. 10, 2021	Jun. 29, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Par value per share (GBP per share)			£ 2.00
Share capital	£ 63,684					£ 230
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	120,886,527					0
Par value per share (GBP per share)	£ 0.0005	£ 0.0005				£ 0.0005
Share capital	£ 60,443					£ 0
Ordinary A shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	0		108,690,325			97,324
Par value per share (GBP per share)	£ 0.001		£ 0.16	£ 2.00	£ 2.00	£ 0.001
Share capital	£ 0					£ 97
Series A preference shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	0					30,255
Par value per share (GBP per share)	£ 0.001		0.16	2.00		£ 0.001
Share capital	£ 0					£ 30
Series B preference shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	0					29,408
Par value per share (GBP per share)	£ 0.001		0.16	2.00		£ 0.001
Share capital	£ 0					£ 30
Ordinary B Shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	0					5,785
Par value per share (GBP per share)	£ 0.001		0.16	2.00		£ 0.001
Share capital	£ 0					£ 6
Junior Series C Shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	0					10,123
Par value per share (GBP per share)	£ 0.001		0.16	2.00		£ 0.001
Share capital	£ 0					£ 10
Series C preference shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	0					57,295
Par value per share (GBP per share)	£ 0.001		0.16	2.00		£ 0.001
Share capital	£ 0					£ 57
Series C1 preference shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	0					0
Par value per share (GBP per share)	£ 0.001		0.16	2.00		£ 0.001
Share capital	£ 0					£ 0
Series D preference shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	0					0
Par value per share (GBP per share)	£ 0.001		£ 0.16	£ 2.00		£ 0.001
Share capital	£ 0					£ 0
Deferred shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	324,121					0
Par value per share (GBP per share)	£ 0.01					£ 0.01
Share capital	£ 3,241					£ 0